Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
10. Leases
Operating leases
As a lessee, the Company leases certain office spaces under
non-cancelable
operating leases located in the United States and Canada.
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost	$388	$343
Short-term lease cost	9	56

Total lease costs	$397	$399

There were no variable lease costs for the years ended December 31, 2023 and 2022.
The following table sets forth supplemental information about the leases for the year ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating liabilities	$400	$347
Right-of-use assets obtained in exchange for new operating lease liabilities	—	120
Weighted-average remaining lease term – operating leases	0.70	1.60
Weighted-average discount rate – operating leases	11.41%	11.55%

The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023:

Fiscal Year	Amount
2024	$261
Thereafter	—

Total future minimum lease payments	261
Less: imputed interest	(9)

Present value of lease liabilities	$252